Gain / (loss) on sale of vessels (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2022
Loss on sale of vessels
Sales proceeds			$ 40,727
Net book value of vessel			(46,829)
Sales related costs			(815)
Gain / (loss) on vessels sold		$ 12,322	(6,917)
(Gain) / loss on vessels sold		(12,322)	6,917
Ardmore Seafarer
Loss on sale of vessels
Sales proceeds		27,100
Net book value of vessel		(14,583)
Sales related costs		(195)
Gain / (loss) on vessels sold	$ 12,300	$ 12,322
Ardmore Sealeader [Member]
Loss on sale of vessels
Sales proceeds			13,239
Net book value of vessel			(16,251)
Sales related costs			(265)
Gain / (loss) on vessels sold			(3,277)
Ardmore Sealifter [Member]
Loss on sale of vessels
Sales proceeds			13,239
Net book value of vessel			(15,886)
Sales related costs			(265)
Gain / (loss) on vessels sold			(2,912)
Ardmore Sealancer [Member]
Loss on sale of vessels
Sales proceeds			14,249
Net book value of vessel			(14,692)
Sales related costs			(285)
Gain / (loss) on vessels sold			$ (728)